Investment Portfolio - January 31, 2022

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 93.1%

Communication Services - 8.0%
Entertainment - 3.9%
Sea Ltd. - ADR (Taiwan)*	110,612	$16,626,090
Ubisoft Entertainment S.A. (France)*	208,631	11,972,188
		28,598,278
Interactive Media & Services - 2.3%
Auto Trader Group plc (United Kingdom)[1]	1,859,245	16,847,815
Media - 1.8%
S4 Capital plc (United Kingdom)*	1,824,760	12,759,746
Total Communication Services		58,205,839
Consumer Discretionary - 8.4%
Hotels, Restaurants & Leisure - 2.6%
Accor S.A. (France)*	346,566	12,736,772
Restaurant Brands International, Inc. (Canada)	112,360	6,288,789
		19,025,561
Household Durables - 2.8%
Nikon Corp. (Japan)	732,500	7,645,081
Sony Group Corp. (Japan)	114,100	12,764,193
		20,409,274
Internet & Direct Marketing Retail - 0.7%
MercadoLibre, Inc. (Argentina)*	4,515	5,111,251
Textiles, Apparel & Luxury Goods - 2.3%
adidas AG (Germany)	34,061	9,346,928
lululemon athletica, Inc. (United States)*	20,988	7,004,955
		16,351,883
Total Consumer Discretionary		60,897,969
Consumer Staples - 18.6%
Beverages - 5.5%
Anheuser-Busch InBev S.A./N.V. (Belgium)	134,398	8,472,600
Diageo plc (United Kingdom)	408,175	20,597,081
Heineken N.V. (Netherlands)	101,690	10,905,909
		39,975,590
Food Products - 6.8%
Danone S.A. (France)	216,130	13,475,944
Kerry Group plc - Class A (Ireland)	56,176	7,078,043
Nestle S.A. (Switzerland)	219,825	28,387,843
		48,941,830
Household Products - 1.4%
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	7,027,500	10,135,162
Personal Products - 4.9%
Beiersdorf AG (Germany)	148,757	14,795,892
Unilever plc - ADR (United Kingdom)	401,777	20,647,320
		35,443,212
Total Consumer Staples		134,495,794
	SHARES	VALUE

COMMON STOCKS (continued)

Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
BP plc - ADR (United Kingdom)	118,894	$3,676,203
Cameco Corp. (Canada)	455,155	8,843,662
Royal Dutch Shell plc - Class B - ADR (Netherlands)	74,166	3,812,132
TotalEnergies SE - ADR (France)	64,328	3,653,830
Total Energy		19,985,827
Financials - 12.8%
Banks - 4.2%
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	239,661	8,783,576
FinecoBank Banca Fineco S.p.A. (Italy)	1,297,390	21,812,059
		30,595,635
Capital Markets - 6.1%
Allfunds Group plc (United Kingdom)*	397,751	5,588,994
Avanza Bank Holding AB (Sweden)	247,272	7,823,321
Deutsche Boerse AG (Germany)	109,945	19,542,993
Intermediate Capital Group plc (United Kingdom)	444,257	11,473,203
		44,428,511
Insurance - 2.5%
Admiral Group plc (United Kingdom)	418,648	17,801,235
Total Financials		92,825,381
Health Care - 13.9%
Health Care Equipment & Supplies - 9.0%
Alcon, Inc. (Switzerland)	295,192	22,664,842
Getinge AB - Class B (Sweden)	325,184	12,713,256
Medtronic plc (United States)	192,103	19,880,739
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	7,908,000	9,745,764
		65,004,601
Health Care Providers & Services - 0.3%
Jinxin Fertility Group Ltd. (China)*1	2,516,000	2,520,251
Pharmaceuticals - 4.6%
Dechra Pharmaceuticals plc (United Kingdom)	225,103	12,643,825
Novartis AG - ADR (Switzerland)	233,723	20,312,866
		32,956,691
Total Health Care		100,481,543
Industrials - 14.0%
Aerospace & Defense - 1.0%
Airbus SE (France)*	58,470	7,466,220
Airlines - 1.8%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR (Mexico)*	318,478	5,678,463
Ryanair Holdings plc - ADR (Ireland)*	70,116	7,826,348
		13,504,811
Building Products - 1.8%
Assa Abloy AB - Class B (Sweden)	467,305	12,795,797

Investment Portfolio - January 31, 2022

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies - 1.7%
Cleanaway Waste Management Ltd. (Australia)	5,975,994	$12,199,422
Machinery - 1.0%
Rotork plc (United Kingdom)	1,618,855	7,440,463
Road & Rail - 2.0%
Canadian National Railway Co. (Canada)	117,532	14,305,995
Trading Companies & Distributors - 2.5%
Brenntag SE (Germany)	209,148	17,919,013
Transportation Infrastructure - 2.2%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	730,100	4,908,744
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	39,007	5,359,172
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	26,925	5,470,083
		15,737,999
Total Industrials		101,369,720
Information Technology - 11.7%
Electronic Equipment, Instruments & Components - 2.0%
Keyence Corp. (Japan)	9,600	4,924,058
Softwareone Holding AG (Germany)	488,548	9,598,799
		14,522,857
	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 7.3%
Adyen N.V. (Netherlands)*1	9,670	$19,677,460
Atos SE (France)	346,520	12,421,686
Keywords Studios plc (Ireland)	91,845	3,112,763
StoneCo Ltd. - Class A (Brazil)*	425,556	6,630,162
TravelSky Technology Ltd. - Class H (China)	5,744,000	10,740,924
		52,582,995
Semiconductors & Semiconductor Equipment - 2.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	142,984	17,534,128
Total Information Technology		84,639,980
Materials - 3.0%
Chemicals - 3.0%
Air Liquide S.A. (France)	125,822	21,523,026

TOTAL COMMON STOCKS
(Identified Cost $620,945,067)		674,425,079

SHORT-TERM INVESTMENT - 5.9%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[2] (Identified Cost $42,901,990)	42,901,990	42,901,990

TOTAL INVESTMENTS - 99.0%
(Identified Cost $663,847,057)		717,327,069
OTHER ASSETS, LESS LIABILITIES - 1.0%		7,248,660
NET ASSETS - 100%		$724,575,729

ADR - American Depositary Receipt

* Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $39,045,526, which represented 5.4% of the Series’ Net Assets.

2Rate shown is the current yield as of January 31, 2022.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom - 17.9% and France - 11.5%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial

Investment Portfolio - January 31, 2022

(unaudited)

instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$58,205,839	$16,626,090	$41,579,749	$—
Consumer Discretionary	60,897,969	18,404,995	42,492,974	—
Consumer Staples	134,495,794	30,782,482	103,713,312	—
Energy	19,985,827	19,985,827	—	—
Financials	92,825,381	8,783,576	84,041,805	—
Health Care	100,481,543	62,858,447	37,623,096	—
Industrials	101,369,720	43,548,805	57,820,915	—
Information Technology	84,639,980	24,164,290	60,475,690	—
Materials	21,523,026	—	21,523,026	—
Short-Term Investment	42,901,990	42,901,990	—	—
Total assets	$717,327,069	$268,056,502	$449,270,567	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2021 or January 31, 2022.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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